Goldman Sachs Emerging Markets Credit Fund Investment Objectives and Goals - Class P Shares [Member] - Goldman Sachs Emerging Markets Credit Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Emerging Markets Credit Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Emerging Markets Credit Fund (the "Fund") seeks total return consisting of income and capital appreciation.